Income statements - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Income statements
Interest income	$ 32,571	$ 31,232
Interest expense	(16,066)	(15,716)
Net interest income	16,505	15,516
Non-interest income	5,628	6,286
Net operating income before operating expenses and impairment charges	22,133	21,802
Operating expenses	(9,692)	(9,434)
Impairment charges	(710)	(853)
Profit before income tax	11,731	11,515
Income tax expense	(3,632)	(3,518)
Net profit for the year	8,099	7,997
Net profit attributable to non-controlling interests	(4)	(7)
Net profit attributable to owners of Westpac Banking Corporation	$ 8,095	$ 7,990
Earnings per share
Basic (in dollars per share)	$ 2.375	$ 2.380
Diluted (in dollars per share)	$ 2.301	$ 2.293
Parent Entity
Income statements
Interest income	$ 32,830	$ 30,865
Interest expense	(18,977)	(17,765)
Net interest income	13,853	13,100
Non-interest income	5,825	6,131
Net operating income before operating expenses and impairment charges	19,678	19,231
Operating expenses	(8,101)	(7,898)
Impairment charges	(682)	(870)
Profit before income tax	10,895	10,463
Income tax expense	(2,751)	(2,620)
Net profit for the year	8,144	7,843
Net profit attributable to owners of Westpac Banking Corporation	$ 8,144	$ 7,843